FAIR VALUE MEASUREMENTS (Schedule of Changes in Level 3 Contingent Consideration Obligation Measured) (Details) - Seculert Ltd [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Fair value at the beginning of the year
Acquisition date fair value of contingent consideration related to investment in Seculert (see Note 1c)	1,981
Changes in the fair value of contingent consideration in Seculert, net	(431)
Fair value at the end of the year	$ 1,550